GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Automobiles & Components – 2.1%
49,100	Autoliv, Inc.	$ 4,208,852
58,819	Gentex Corp.	1,939,851
6,000	Lear Corp.	938,880
12,300	QuantumScape Corp.*	301,842
68,840	Tesla, Inc.*	53,384,043

		60,773,468

Banks – 4.7%
114,200	Bank of America Corp.	4,847,790
16,600	Credicorp Ltd.	1,841,604
240,200	First Horizon Corp.	3,912,858
177,300	FNB Corp.	2,060,226
1,012,100	Huntington Bancshares, Inc.	15,647,066
269,929	JPMorgan Chase & Co.(a)(b)	44,184,678
31,699	New York Community Bancorp, Inc.(b)	407,966
148,700	PacWest Bancorp	6,739,084
939,299	People’s United Financial, Inc.(b)	16,409,554
37,300	PNC Financial Services Group, Inc. (The)	7,297,372
222,600	Truist Financial Corp.	13,055,490
416,600	Umpqua Holdings Corp.	8,436,150
96,800	US Bancorp	5,753,792
145,000	Wells Fargo & Co.	6,729,450

		137,323,080

Capital Goods – 5.9%
126,668	3M Co.	22,220,101
73,387	Caterpillar, Inc.	14,088,102
865	Crane Co.	82,011
38,462	Cummins, Inc.	8,637,027
83,662	Eaton Corp. plc	12,491,573
82,661	Emerson Electric Co.	7,786,666
126,498	Fastenal Co.	6,528,562
71,124	Honeywell International, Inc.	15,098,203
14,822	Hubbell, Inc.	2,677,891
72,450	Illinois Tool Works, Inc.	14,970,343
82,734	Lockheed Martin Corp.	28,551,503
84,100	MSC Industrial Direct Co., Inc. Class A	6,743,979
7,943	nVent Electric plc	256,797
23,800	Plug Power, Inc.*	607,852
272,430	Raytheon Technologies Corp.	23,418,083
30,300	Sunrun, Inc.*	1,333,200
9,652	Timken Co. (The)	631,434
4,900	Virgin Galactic Holdings, Inc.*	123,970
27,699	Watsco, Inc.	7,329,709

		173,577,006

Commercial & Professional Services – 0.1%
16,200	ManpowerGroup, Inc.	1,754,136

Consumer Durables & Apparel – 1.0%
2,433	Capri Holdings Ltd.*	117,781
2,600	Deckers Outdoor Corp.*	936,520
41,103	Garmin Ltd.	6,389,556
6,827	Lennar Corp. Class B	529,707
1,037	Lululemon Athletica, Inc.*	419,674
124,000	NIKE, Inc. Class B	18,008,520
5,200	Peloton Interactive, Inc. Class A*	452,660
2,000	Skechers USA, Inc. Class A*	84,240
21,676	Tempur Sealy International, Inc.	1,005,983

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
45,420	Toll Brothers, Inc.	$ 2,511,272
1,700	TopBuild Corp.*	348,177

		30,804,090

Consumer Services – 0.9%
11,871	Aramark	390,081
7,800	Bright Horizons Family Solutions, Inc.*	1,087,476
7,900	Chegg, Inc.*	537,358
3,627	Choice Hotels International, Inc.	458,344
181,100	H&R Block, Inc.	4,527,500
11,719	Hyatt Hotels Corp. Class A*	903,535
46,000	Mister Car Wash, Inc.*	839,500
15,465	Planet Fitness, Inc. Class A*	1,214,776
30,800	Six Flags Entertainment Corp.*	1,309,000
93,400	Starbucks Corp.	10,302,954
68,700	Travel + Leisure Co.	3,746,211
14,277	Wendy’s Co. (The)	309,525
14,043	Wyndham Hotels & Resorts, Inc.	1,083,979

		26,710,239

Diversified Financials – 3.9%
65,098	Ally Financial, Inc.	3,323,253
61,260	American Express Co.	10,262,888
113,900	Apollo Global Management, Inc.	7,015,101
107,300	Ares Management Corp.	7,921,959
66,126	Berkshire Hathaway, Inc. Class B*	18,048,430
13,500	BlackRock, Inc.	11,321,910
28,900	Carlyle Group, Inc. (The)	1,366,392
138,200	Equitable Holdings, Inc.	4,096,248
227,800	Franklin Resources, Inc.	6,770,216
79,100	Janus Henderson Group plc	3,269,203
5,800	Jefferies Financial Group, Inc.	215,354
222,164	Morgan Stanley	21,618,779
18,800	OneMain Holdings, Inc.	1,040,204
23,300	Santander Consumer USA Holdings, Inc.	971,610
65,200	T. Rowe Price Group, Inc.	12,824,840
1,300	Upstart Holdings, Inc.*	411,372
120,000	Virtu Financial, Inc. Class A	2,931,600

		113,409,359

Energy – 1.9%
237,098	Chevron Corp.	24,053,592
111,000	ConocoPhillips	7,522,470
395,119	Exxon Mobil Corp.(b)	23,240,900

		54,816,962

Food & Staples Retailing – 0.5%
222,000	Walgreens Boots Alliance, Inc.	10,445,100
38,141	Walmart, Inc.	5,316,092

		15,761,192

Food, Beverage & Tobacco – 3.4%
572,400	Coca-Cola Co. (The)(a)	30,033,828
86,800	Coca-Cola Europacific Partners plc	4,799,172
93,600	Flowers Foods, Inc.	2,211,768
144,834	General Mills, Inc.	8,663,970
6,100	Keurig Dr Pepper, Inc.	208,376

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
282,100	Kraft Heinz Co. (The)	$ 10,386,922
151,782	PepsiCo, Inc.	22,829,530
223,154	Philip Morris International, Inc.	21,152,768

		100,286,334

Health Care Equipment & Services – 5.4%
154,142	Abbott Laboratories	18,208,794
8,000	Align Technology, Inc.*	5,323,440
18,679	Anthem, Inc.	6,963,531
162,600	Cardinal Health, Inc.	8,042,196
43,300	Cigna Corp.	8,666,928
125,878	CVS Health Corp.	10,682,007
15,600	Danaher Corp.	4,749,264
8,800	DexCom, Inc.*	4,812,368
8,500	Insulet Corp.*	2,415,955
5,800	Intuitive Surgical, Inc.*	5,766,070
273,653	Medtronic plc	34,302,404
3,000	Novocure Ltd.*	348,510
3,241	Penumbra, Inc.*	863,726
56,740	Stryker Corp.	14,963,473
700	Tandem Diabetes Care, Inc.*	83,566
78,177	UnitedHealth Group, Inc.(a)	30,546,881

		156,739,113

Household & Personal Products – 1.4%
97,998	Kimberly-Clark Corp.	12,978,855
195,798	Procter & Gamble Co. (The)(a)	27,372,560
11,000	Reynolds Consumer Products, Inc.	300,740

		40,652,155

Insurance – 2.6%
13,100	Axis Capital Holdings Ltd.	603,124
21,400	CNA Financial Corp.	897,944
1,800	Erie Indemnity Co. Class A	321,156
144,400	Fidelity National Financial, Inc.	6,547,096
42,800	First American Financial Corp.	2,869,740
221,899	Mercury General Corp.	12,353,117
570,806	Old Republic International Corp.	13,202,743
152,399	Principal Financial Group, Inc.	9,814,496
245,100	Prudential Financial, Inc.	25,784,520
164,400	Unum Group	4,119,864

		76,513,800

Materials – 3.2%
55,126	Air Products and Chemicals, Inc.	14,118,320
875,000	Amcor plc	10,141,250
2,203	Ashland Global Holdings, Inc.	196,237
258,000	Huntsman Corp.	7,634,220
49,700	International Flavors & Fragrances, Inc.	6,645,884
204,999	International Paper Co.	11,463,544
58,119	Linde plc	17,050,952
63,280	Newmont Corp.	3,436,104
35,000	Packaging Corp. of America	4,810,400
1,599	Reliance Steel & Aluminum Co.	227,730
24,900	Sonoco Products Co.	1,483,542
243,100	Southern Copper Corp.	13,647,634
36,303	Steel Dynamics, Inc.	2,122,999

		92,978,816

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – 9.1%
29,168	Alphabet, Inc. Class A*(a)	$ 77,981,231
12,466	Alphabet, Inc. Class C*(a)	33,225,754
344,619	Comcast Corp. Class A	19,274,541
191,894	Facebook, Inc. Class A*	65,126,905
277,202	Interpublic Group of Cos., Inc. (The)	10,165,118
29,923	Netflix, Inc.*	18,263,204
176,900	Omnicom Group, Inc.	12,818,174
30,800	Pinterest, Inc. Class A*	1,569,260
928	Roku, Inc.*	290,789
64,900	Skillz, Inc.*	637,318
27,300	Snap, Inc. Class A*	2,016,651
125,050	Walt Disney Co. (The)*	21,154,709
21,775	Zillow Group, Inc. Class A*	1,928,829
21,502	Zillow Group, Inc. Class C*	1,895,186

		266,347,669

Pharmaceuticals, Biotechnology & Life Sciences – 7.7%
8,500	10X Genomics, Inc. Class A*	1,237,430
279,286	AbbVie, Inc.(a)	30,126,581
21,300	Adaptive Biotechnologies Corp.*	723,987
845	Alnylam Pharmaceuticals, Inc.*	159,544
49,202	Amgen, Inc.	10,462,805
355,801	Bristol-Myers Squibb Co.(a)	21,052,745
56,878	Eli Lilly & Co.	13,141,662
2,608	Exact Sciences Corp.*	248,934
209,994	Gilead Sciences, Inc.	14,668,081
5,100	Iovance Biotherapeutics, Inc.*	125,766
212,934	Johnson & Johnson	34,388,841
2,200	Maravai LifeSciences Holdings, Inc. Class A*	107,976
414,453	Merck & Co., Inc.	31,129,565
29,085	Moderna, Inc.*	11,193,653
900	Natera, Inc.*	100,296
1,300	Novavax, Inc.*	269,503
944,406	Pfizer, Inc.	40,618,831
10,500	Repligen Corp.*	3,034,395
487	Seagen, Inc.*	82,693
23,701	Thermo Fisher Scientific, Inc.	13,538,303

		226,411,591

Real Estate Investment Trusts – 2.4%
80,291	American Homes 4 Rent Class A	3,060,693
44,401	American Tower Corp.	11,784,470
3,320	Brixmor Property Group, Inc.	73,405
14,887	Camden Property Trust	2,195,386
3,658	Cousins Properties, Inc.	136,407
39,200	Crown Castle International Corp.	6,794,144
7,800	CubeSmart	377,910
1,403	EPR Properties	69,280
11,600	Equinix, Inc.	9,165,508
23,100	Equity LifeStyle Properties, Inc.	1,804,110
7,366	Gaming and Leisure Properties, Inc.	341,193
1,826	Healthcare Trust of America, Inc. Class A	54,159
90,500	Invitation Homes, Inc.	3,468,865
5,566	National Retail Properties, Inc.	240,329
8,383	Park Hotels & Resorts, Inc.*	160,451
90,627	Prologis, Inc.	11,367,345
31,100	SBA Communications Corp.	10,280,727
1,781	Spirit Realty Capital, Inc.	81,997

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
12,591	STORE Capital Corp.	$ 403,290
29,993	Sun Communities, Inc.	5,551,704
27,532	VEREIT, Inc.	1,245,272
10,400	VICI Properties, Inc.	295,464

		68,952,109

Retailing – 7.2%
35,286	Amazon.com, Inc.*(a)	115,915,921
68,600	Best Buy Co., Inc.	7,251,706
3,907	Burlington Stores, Inc.*	1,107,908
3,275	Carvana Co.*	987,543
300	Chewy, Inc. Class A*	20,433
31,700	Dick’s Sporting Goods, Inc.	3,796,709
2,400	DoorDash, Inc. Class A*	494,352
4,100	Farfetch Ltd. Class A*	153,668
1,981	Five Below, Inc.*	350,261
1,700	Floor & Decor Holdings, Inc. Class A*	205,343
118,176	Home Depot, Inc. (The)	38,792,454
300	Lithia Motors, Inc.	95,112
86,599	Lowe’s Cos., Inc.	17,567,473
918	MercadoLibre, Inc.*	1,541,689
10,700	Penske Automotive Group, Inc.	1,076,420
237,400	Qurate Retail, Inc. Series A	2,419,106
56,615	Target Corp.	12,951,814
10,900	Vroom, Inc.*	240,563
6,162	Wayfair, Inc. Class A*(c)	1,574,453
16,500	Williams-Sonoma, Inc.	2,925,945

		209,468,873

Semiconductors & Semiconductor Equipment – 6.3%
107,917	Advanced Micro Devices, Inc.*	11,104,659
72,000	Analog Devices, Inc.	12,058,560
78,600	Applied Materials, Inc.	10,118,178
56,690	Broadcom, Inc.	27,490,682
1,100	Cree, Inc.*	88,803
356,609	Intel Corp.	19,000,128
24,453	Lam Research Corp.	13,917,425
46,701	Marvell Technology, Inc.	2,816,537
210,800	NVIDIA Corp.	43,669,328
116,997	QUALCOMM, Inc.	15,090,273
1,600	SolarEdge Technologies, Inc.*	424,352
144,350	Texas Instruments, Inc.(a)	27,745,513

		183,524,438

Software & Services – 14.4%
52,800	Accenture plc Class A	16,891,776
30,591	Adobe, Inc.*	17,611,851
9,000	Alteryx, Inc. Class A*	657,900
4,300	Anaplan, Inc.*	261,827
27,608	Automatic Data Processing, Inc.	5,519,391
4,000	Avalara, Inc.*	699,080
2,200	Bill.com Holdings, Inc.*	587,290
13,500	Cloudflare, Inc. Class A*	1,520,775
12,300	Coupa Software, Inc.*	2,695,914
18,100	Crowdstrike Holdings, Inc. Class A*	4,448,618
14,700	Datadog, Inc. Class A*	2,077,845
13,268	DocuSign, Inc.*	3,415,581
24,900	Dynatrace, Inc.*	1,767,153
5,500	Everbridge, Inc.*	830,720
5,400	Fastly, Inc. Class A*	218,376

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
2,500	Five9, Inc.*	$ 399,350
9,500	HubSpot, Inc.*	6,422,855
234,201	International Business Machines Corp.	32,537,545
16,900	Intuit, Inc.	9,117,719
62,200	Mastercard, Inc. Class A	21,625,696
600	Medallia, Inc.*	20,322
586,733	Microsoft Corp.(a)(b)	165,411,767
2,722	MongoDB, Inc.*	1,283,450
6,827	Okta, Inc.*	1,620,320
72,500	Palantir Technologies, Inc. Class A*	1,742,900
140,700	Paychex, Inc.	15,821,715
94,300	PayPal Holdings, Inc.*	24,537,803
1,800	RingCentral, Inc. Class A*	391,500
75,135	salesforce.com, Inc.*	20,378,115
16,762	ServiceNow, Inc.*	10,430,490
8,200	Smartsheet, Inc. Class A*	564,324
7,800	Snowflake, Inc. Class A*	2,358,954
29,900	SolarWinds Corp.	500,227
8,910	Square, Inc. Class A*	2,136,975
34,000	Trade Desk, Inc. (The) Class A*	2,390,200
9,500	Twilio, Inc. Class A*	3,030,975
7,400	Unity Software, Inc.*	934,250
117,555	Visa, Inc. Class A	26,185,376
511,299	Western Union Co. (The)	10,338,466
1,200	Zendesk, Inc.*	139,668
1,800	Zoom Video Communications, Inc. Class A*	470,700
11,000	Zscaler, Inc.*	2,884,420

		422,880,179

Technology Hardware & Equipment – 7.6%
1,284,856	Apple, Inc.(a)(b)	181,807,124
41,800	Avnet, Inc.	1,545,346
517,448	Cisco Systems, Inc.(a)	28,164,694
82,730	National Instruments Corp.	3,245,498
60,500	TE Connectivity Ltd.	8,301,810

		223,064,472

Telecommunication Services – 2.5%
1,340,528	AT&T, Inc.(a)	36,207,661
674,302	Verizon Communications, Inc.(b)	36,419,051

		72,626,712

Transportation – 1.7%
17,224	Lyft, Inc. Class A*	923,034
29,646	Norfolk Southern Corp.	7,092,805
55,000	Ryder System, Inc.	4,549,050
18,882	Uber Technologies, Inc.*	845,914
100,462	Union Pacific Corp.	19,691,557
88,698	United Parcel Service, Inc. Class B	16,151,906

		49,254,266

Utilities – 3.3%
182,200	Consolidated Edison, Inc.	13,225,898
111,097	Dominion Energy, Inc.	8,112,303
199,700	Duke Energy Corp.	19,488,723
210,300	OGE Energy Corp.	6,931,488
847,601	PPL Corp.	23,631,116
37,000	Sempra Energy	4,680,500

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
316,501	Southern Co. (The)	$ 19,613,567

		95,683,595

TOTAL COMMON STOCKS (Cost $2,039,621,234)		$2,900,313,654

Shares	Dividend Rate	Value

Investment Company(d) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
33,137,656	0.026%	$ 33,137,656
(Cost $33,137,656)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,072,758,890)		$2,933,451,310

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,327,200	0.026%	$ 1,327,200
(Cost $1,327,200)

TOTAL INVESTMENTS – 100.3% (Cost $2,074,086,090)		$2,934,778,510

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(8,939,229)

NET ASSETS – 100.0%		$2,925,839,281

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	88	12/17/2021	$18,910,100	$(594,615)

WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts:
Calls
S&P 500 Index	4,390	USD	12/31/2021	811	$(349,341,494)	$(10,332,140)	$(9,089,242)	$(1,242,898)
	4,440	USD	10/29/2021	886	(381,648,044)	(2,321,320)	(9,349,208)	7,027,888
	4,560	USD	11/30/2021	890	(383,371,060)	(1,477,400)	(9,116,929)	7,639,529

Total written options contracts				2,587		$(14,130,860)	$(27,555,379)	$13,424,519

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Australia – 8.6%
1,244	Afterpay Ltd. (Software & Services)*	$ 108,073
52,943	AGL Energy Ltd. (Utilities)	218,638
51,152	APA Group (Utilities)	318,616
2,405	ASX Ltd. (Diversified Financials)	138,855
462,911	Aurizon Holdings Ltd. (Transportation)	1,253,304
58,793	AusNet Services Ltd. (Utilities)	106,419
26,727	BHP Group Ltd. (Materials)	713,821
5,805	BHP Group plc (Materials)	146,253
10,024	CIMIC Group Ltd. (Capital Goods)	140,017
23,965	Coles Group Ltd. (Food & Staples Retailing)	291,103
27,180	Commonwealth Bank of Australia (Banks)	2,017,037
809	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	169,025
80,273	Fortescue Metals Group Ltd. (Materials)	855,069
24,786	Magellan Financial Group Ltd. (Diversified Financials)	622,147
181,654	Medibank Pvt Ltd. (Insurance)	463,802
121,850	National Australia Bank Ltd. (Banks)	2,403,008
14,680	Rio Tinto Ltd. (Materials)	1,045,084
11,619	Rio Tinto plc (Materials)	761,650
37,882	Rio Tinto plc ADR (Materials)(a)(b)(c)	2,531,276
9,879	Sonic Healthcare Ltd. (Health Care Equipment & Services)	285,495
24,555	Wesfarmers Ltd. (Retailing)	976,636

		15,565,328

Belgium – 1.4%
27,782	Ageas SA/NV (Insurance)(b)	1,375,777
1,987	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	112,697
57,166	Proximus SADP (Telecommunication Services)(b)	1,134,430

		2,622,904

Brazil – 0.2%
6,050	Yara International ASA (Materials)	299,694

China – 0.2%
4,910	Prosus NV (Retailing)*	393,002

Denmark – 2.2%
1,065	Ambu A/S Class B (Health Care Equipment & Services)	31,494
6,158	Coloplast A/S Class B (Health Care Equipment & Services)	962,741
25,296	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,438,270
7,861	Tryg A/S (Insurance)	178,200
7,445	Vestas Wind Systems A/S (Capital Goods)	298,612

		3,909,317

Shares	Description	Value

Common Stocks – (continued)
Finland – 3.8%
7,106	Kone OYJ Class B (Capital Goods)	$ 498,964
50,367	Neles OYJ (Capital Goods)	691,360
7,263	Neste OYJ (Energy)	409,723
298,364	Nordea Bank Abp (Banks)	3,844,803
4,735	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	187,462
26,278	Sampo OYJ Class A (Insurance)(b)	1,299,206

		6,931,518

France – 9.9%
11,263	Airbus SE (Capital Goods)*	1,493,203
2,983	BNP Paribas SA (Banks)	190,854
12,106	Bouygues SA (Capital Goods)	500,794
2,794	Capgemini SE (Software & Services)(b)	579,411
131,614	Credit Agricole SA (Banks)(b)	1,809,093
21,499	Danone SA (Food, Beverage & Tobacco)(b)	1,465,758
3,705	Dassault Systemes SE (Software & Services)	194,978
8,725	Edenred (Software & Services)	469,688
1,617	Kering SA (Consumer Durables & Apparel)(b)	1,148,492
2,385	L’Oreal SA (Household & Personal Products)(b)	986,923
4,118	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(b)	2,949,576
4,048	Orange SA (Telecommunication Services)	43,779
2,445	Pernod Ricard SA (Food, Beverage & Tobacco)	539,032
3,677	Publicis Groupe SA (Media & Entertainment)	247,013
3,760	Safran SA (Capital Goods)	475,567
22,801	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,194,917
40,614	TotalEnergies SE (Energy)(b)	1,941,266
1,533	Unibail-Rodamco-Westfield (REIT)*	112,830
2,233	Valeo (Automobiles & Components)	62,318
2,177	Vinci SA (Capital Goods)	226,427
21,606	Vivendi SE (Media & Entertainment)(b)	272,018
2,168	Worldline SA (Software & Services)*(d)	165,258

		18,069,195

Germany – 9.3%
1,494	adidas AG (Consumer Durables & Apparel)	469,499
1,868	Allianz SE (Registered) (Insurance)	418,517
10,462	BASF SE (Materials)(b)	793,127
17,239	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(b)	935,655

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
3,522	Bayerische Motoren Werke AG (Automobiles & Components)(b)	$ 334,516
12,857	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(e)	975,283
1,259	Deutsche Boerse AG (Diversified Financials)	204,294
22,030	Deutsche Post AG (Registered) (Transportation)(b)	1,381,497
53,273	Evonik Industries AG (Materials)(b)	1,670,494
808	GEA Group AG (Capital Goods)	36,901
5,331	HelloFresh SE (Retailing)*	491,343
14,460	Hochtief AG (Capital Goods)(b)	1,152,847
8,731	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	357,082
3,097	LEG Immobilien SE (Real Estate)	437,726
1,692	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(e)	167,323
2,633	Puma SE (Consumer Durables & Apparel)	292,698
13,192	SAP SE (Software & Services)(b)	1,783,944
689	Sartorius AG (Preference) (Health Care Equipment & Services)(e)	438,624
14,147	Siemens AG (Registered) (Capital Goods)	2,313,757
2,182	Siemens Healthineers AG (Health Care Equipment & Services)(d)	141,515
211,846	Telefonica Deutschland Holding AG (Telecommunication Services)	603,173
2,051	Volkswagen AG (Preference) (Automobiles & Components)(e)	457,173
17,336	Vonovia SE (Real Estate)(b)	1,042,212

		16,899,200

Hong Kong – 2.5%
104,400	AIA Group Ltd. (Insurance)	1,201,060
16,700	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	182,302
28,000	Hang Lung Properties Ltd. (Real Estate)	63,813
98	Hong Kong & China Gas Co. Ltd. (Utilities)	148
14,596	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	896,932
1,100	Jardine Matheson Holdings Ltd. (Capital Goods)	58,144
181,487	Link REIT (REIT)	1,554,137
23,910	Sino Land Co. Ltd. (Real Estate)	32,166
500	Sun Hung Kai Properties Ltd. (Real Estate)	6,243
400	Swire Properties Ltd. (Real Estate)	1,003

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
24,000	Techtronic Industries Co. Ltd. (Capital Goods)	$ 474,278

		4,470,226

Ireland – 0.6%
24,567	CRH plc (Materials)(b)	1,159,437

Israel – 0.1%
12,983	ICL Group Ltd. (Materials)	94,612
710	Wix.com Ltd. (Software & Services)*(a)	139,139

		233,751

Italy – 0.6%
9,895	Enel SpA (Utilities)	75,946
4,925	Eni SpA (Energy)(b)	65,676
1,974	Ferrari NV (Automobiles & Components)	411,974
2,098	Moncler SpA (Consumer Durables & Apparel)	127,958
60,423	Snam SpA (Utilities)	334,254

		1,015,808

Japan – 23.7%
2,400	ABC-Mart, Inc. (Retailing)	134,815
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	213,863
11,300	AGC, Inc. (Capital Goods)	582,314
10,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	156,853
13,000	Asahi Kasei Corp. (Materials)	139,309
7,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	116,859
1,600	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	120,284
28,200	Bridgestone Corp. (Automobiles & Components)	1,334,176
22,100	Canon, Inc. (Technology Hardware & Equipment)	540,744
7,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	130,793
12,800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	468,402
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	283,688
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	32,807
27,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	728,324
1,200	Daikin Industries Ltd. (Capital Goods)	261,646
3,200	Daito Trust Construction Co. Ltd. (Real Estate)	375,385
132,700	Daiwa Securities Group, Inc. (Diversified Financials)	773,474
2,900	Denso Corp. (Automobiles & Components)	189,362

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	$ 420,132
6,400	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	479,408
2,000	FANUC Corp. (Capital Goods)	438,524
200	Fast Retailing Co. Ltd. (Retailing)	147,503
2,600	Fuji Electric Co. Ltd. (Capital Goods)	118,315
1,300	Hikari Tsushin, Inc. (Retailing)	219,725
28,600	Hino Motors Ltd. (Capital Goods)	265,575
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	318,413
1,400	Hitachi Ltd. (Capital Goods)	82,825
1,200	Honda Motor Co. Ltd. (Automobiles & Components)	36,893
3,500	Hoya Corp. (Health Care Equipment & Services)	546,066
3,100	Isuzu Motors Ltd. (Automobiles & Components)	40,332
54,000	ITOCHU Corp. (Capital Goods)	1,572,803
14,200	Japan Exchange Group, Inc. (Diversified Financials)	352,160
16,700	Japan Post Insurance Co. Ltd. (Insurance)	302,907
11,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	225,334
6,400	JSR Corp. (Materials)	230,054
12,400	Kajima Corp. (Capital Goods)	158,901
9,300	Kakaku.com, Inc. (Media & Entertainment)	300,325
33,100	Kansai Electric Power Co., Inc. (The) (Utilities)	320,745
1,700	Kao Corp. (Household & Personal Products)	101,173
300	Keyence Corp. (Technology Hardware & Equipment)	179,061
3,600	Kikkoman Corp. (Food, Beverage & Tobacco)	292,942
3,000	Kintetsu Group Holdings Co. Ltd. (Transportation)*	100,888
38,100	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	707,132
12,500	Komatsu Ltd. (Capital Goods)	299,355
1,700	Kose Corp. (Household & Personal Products)	203,312
4,100	Lawson, Inc. (Food & Staples Retailing)	201,402
27,300	Lixil Corp. (Capital Goods)	791,247
6,100	M3, Inc. (Health Care Equipment & Services)	434,737
2,100	Makita Corp. (Capital Goods)	115,464
3,800	Mercari, Inc. (Retailing)*	209,980
33,700	Mitsubishi Corp. (Capital Goods)	1,058,262
23,400	Mitsubishi Electric Corp. (Capital Goods)	325,204
49,600	Mitsubishi HC Capital, Inc. (Diversified Financials)	259,353

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
162,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	$ 959,409
4,800	Mitsui & Co. Ltd. (Capital Goods)	104,962
2,030	Mizuho Financial Group, Inc. (Banks)	28,719
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	458,220
8,800	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	778,382
8,200	Nabtesco Corp. (Capital Goods)	310,041
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	158,700
400	Nidec Corp. (Capital Goods)	44,096
1,600	Nintendo Co. Ltd. (Media & Entertainment)	764,613
3,700	Nippon Express Co. Ltd. (Transportation)	254,820
1,000	Nippon Paint Holdings Co. Ltd. (Materials)	10,890
35	Nippon Prologis REIT, Inc. (REIT)	113,648
5,200	Nippon Yusen KK (Transportation)	389,628
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	192,220
4,200	Nitto Denko Corp. (Materials)	298,984
51,900	Nomura Holdings, Inc. (Diversified Financials)	255,862
14,700	Nomura Research Institute Ltd. (Software & Services)	540,324
48,300	NSK Ltd. (Capital Goods)	327,295
2,200	Obic Co. Ltd. (Software & Services)	418,348
300	Odakyu Electric Railway Co. Ltd. (Transportation)	6,943
7,400	Olympus Corp. (Health Care Equipment & Services)	161,971
1,700	Omron Corp. (Technology Hardware & Equipment)	168,219
5,400	Otsuka Corp. (Software & Services)	277,683
45,300	Panasonic Corp. (Consumer Durables & Apparel)	561,512
13,200	Pola Orbis Holdings, Inc. (Household & Personal Products)	303,835
19,700	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	1,204,179
66,300	Resona Holdings, Inc. (Banks)	265,201
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	22,243
17,100	Seiko Epson Corp. (Technology Hardware & Equipment)	345,249
5,000	Shimadzu Corp. (Technology Hardware & Equipment)	219,581
3,900	Shin-Etsu Chemical Co. Ltd. (Materials)	658,199
2,300	Shiseido Co. Ltd. (Household & Personal Products)	154,582

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
94,500	SoftBank Corp. (Telecommunication Services)	$ 1,281,873
11,000	SoftBank Group Corp. (Telecommunication Services)	635,638
3,800	Sompo Holdings, Inc. (Insurance)	164,863
7,500	Sony Group Corp. (Consumer Durables & Apparel)	832,641
28,300	Subaru Corp. (Automobiles & Components)	522,976
6,400	Sumitomo Corp. (Capital Goods)	90,156
1,100	Sumitomo Metal Mining Co. Ltd. (Materials)	39,777
46,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,639,358
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	10,332
2,200	Sysmex Corp. (Health Care Equipment & Services)	273,259
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,259,942
3,000	TDK Corp. (Technology Hardware & Equipment)	108,188
6,300	Tohoku Electric Power Co., Inc. (Utilities)	46,312
10,900	Tokio Marine Holdings, Inc. (Insurance)	584,295
3,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,590,403
300	Tokyo Gas Co. Ltd. (Utilities)	5,582
3,900	TOTO Ltd. (Capital Goods)	185,705
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	76,004
185,100	Toyota Motor Corp. (Automobiles & Components)	3,297,998
57,500	USS Co. Ltd. (Retailing)	978,785
3,000	Yamaha Corp. (Consumer Durables & Apparel)	188,706
200	Yamato Holdings Co. Ltd. (Transportation)	5,062
900	Yaskawa Electric Corp. (Capital Goods)	43,217
3,900	ZOZO, Inc. (Retailing)	146,113

		43,205,293

Luxembourg – 0.0%
4,775	SES SA Receipts (Media & Entertainment)	42,575

Macau – 0.3%
37,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	189,848
77,600	Sands China Ltd. (Consumer Services)*	158,809
108,800	Wynn Macau Ltd. (Consumer Services)*	91,555

		440,212

Netherlands – 5.1%
148	Adyen NV (Software & Services)*(d)	413,714

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
555	Argenx SE (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 167,712
6,132	ASML Holding NV (Semiconductors & Semiconductor Equipment)(b)	4,580,962
5,000	Heineken NV (Food, Beverage & Tobacco)	521,879
6,596	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	219,634
44,137	Koninklijke KPN NV (Telecommunication Services)	138,889
4,249	NN Group NV (Insurance)	222,572
24,710	Royal Dutch Shell plc Class A (Energy)(b)	550,007
86,152	Royal Dutch Shell plc Class B (Energy)(b)	1,908,837
21,606	Universal Music Group NV (Media & Entertainment)*(b)	578,506

		9,302,712

New Zealand – 0.8%
9,788	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	215,293
26,020	Meridian Energy Ltd. (Utilities)	87,994
356,327	Spark New Zealand Ltd. (Telecommunication Services)	1,172,272

		1,475,559

Norway – 0.4%
14,865	DNB Bank ASA (Banks)	337,951
58	Gjensidige Forsikring ASA (Insurance)	1,285
9,166	Orkla ASA (Food, Beverage & Tobacco)	84,127
17,663	Telenor ASA (Telecommunication Services)	297,304

		720,667

Portugal – 0.1%
14,664	Galp Energia SGPS SA (Energy)	166,554

Russia – 1.0%
31,477	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	1,014,320
104,181	Evraz plc (Materials)	826,572

		1,840,892

Saudi Arabia – 0.2%
2,137	Delivery Hero SE (Retailing)*(d)	272,585

Singapore – 1.0%
2,800	City Developments Ltd. (Real Estate)	14,171
39,446	DBS Group Holdings Ltd. (Banks)	874,069
5,200	Keppel Corp. Ltd. (Capital Goods)	19,857
17,600	Singapore Exchange Ltd. (Diversified Financials)	128,847
210,700	Singapore Technologies Engineering Ltd. (Capital Goods)	588,158

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
121,600	Singapore Telecommunications Ltd. (Telecommunication Services)	$ 218,913

		1,844,015

South Africa – 0.0%
2	Anglo American plc (Materials)	70

Spain – 2.9%
205	ACS Actividades de Construccion y Servicios SA (Capital Goods)	5,553
169	Amadeus IT Group SA (Software & Services)*	11,115
34,534	Enagas SA (Utilities)	767,489
98,111	Endesa SA (Utilities)(b)	1,978,655
30,922	Ferrovial SA (Capital Goods)	902,573
29,118	Naturgy Energy Group SA (Utilities)	732,928
45,811	Red Electrica Corp. SA (Utilities)(b)	919,073

		5,317,386

Sweden – 1.7%
4,320	Atlas Copco AB Class A (Capital Goods)	260,866
11,277	Atlas Copco AB Class B (Capital Goods)	573,172
2,920	Boliden AB (Materials)*	93,500
8,614	Electrolux ABSeries B (Consumer Durables & Apparel)	199,015
6,276	H & M Hennes & Mauritz AB Class B (Retailing)*	127,036
2,714	Lundin Energy AB (Energy)	100,747
11,114	Skandinaviska Enskilda Banken AB Class A (Banks)	156,642
22,569	Svenska Handelsbanken AB Class A (Banks)	252,759
239,872	Telia Co. AB (Telecommunication Services)	986,769
16,408	Volvo AB Class B (Capital Goods)	366,333

		3,116,839

Switzerland – 10.5%
17,824	Adecco Group AG (Registered) (Commercial & Professional Services)	893,084
1,868	Banque Cantonale Vaudoise (Registered) (Banks)	142,029
90,877	Clariant AG (Registered) (Materials)*	1,705,789
313	Geberit AG (Registered) (Capital Goods)	229,805
5,805	Holcim Ltd. (Materials)*	279,714
39,000	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,699,113
28,173	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,310,164
1,102	Partners Group Holding AG (Diversified Financials)	1,719,825

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
8,225	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,001,878
164	SGS SA (Registered) (Commercial & Professional Services)	477,377
18,359	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	801,586
103	Straumann Holding AG (Registered) (Health Care Equipment & Services)	184,727
6,693	Zurich Insurance Group AG (Insurance)	2,736,904

		19,181,995

United Kingdom – 10.4%
255,575	Aviva plc (Insurance)	1,354,516
246,432	BAE Systems plc (Capital Goods)	1,866,490
82,982	Barclays plc (Banks)	210,856
15,961	BP plc ADR (Energy)(b)	436,214
20,812	British American Tobacco plc (Food, Beverage & Tobacco)	727,474
5,890	Coca-Cola Europacific Partners plc (Food, Beverage & Tobacco)	325,658
3,981	Compass Group plc (Consumer Services)*	81,416
13,945	Diageo plc (Food, Beverage & Tobacco)	675,147
73,976	Direct Line Insurance Group plc (Insurance)	288,660
67,079	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,563,089
240,798	HSBC Holdings plc (Banks)(b)	1,259,055
27,552	Imperial Brands plc (Food, Beverage & Tobacco)	576,295
2,547	Just Eat Takeaway.com NV (Retailing)*(d)	186,094
133,695	M&G plc (Diversified Financials)	365,283
43,018	National Grid plc (Utilities)	512,590
30,216	Persimmon plc (Consumer Durables & Apparel)	1,080,674
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(b)	150,521
17,073	RELX plc (Commercial & Professional Services)	491,468
104,340	Rolls-Royce Holdings plc (Capital Goods)*	194,878
22,477	Segro plc (REIT)	361,067
44,462	SSE plc (Utilities)	936,153
9,344	St James’s Place plc (Diversified Financials)	188,490
28,191	Unilever plc (Household & Personal Products)(b)	1,523,195
20,386	Unilever plc ADR (Household & Personal Products)(b)	1,105,329

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
91,841	Vodafone Group plc ADR (Telecommunication Services)(b)	$ 1,418,943
7,359	Wm Morrison Supermarkets plc (Food & Staples Retailing)	29,201

		18,908,756

United States – 1.4%
7,531	Schneider Electric SE (Capital Goods)(b)	1,254,318
65,321	Stellantis NV (Automobiles & Components)(b)	1,243,133

		2,497,451

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $142,722,254)		$179,902,941

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(f) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
975,125	0.026%	$ 975,125
(Cost $975,125)

TOTAL INVESTMENTS – 99.4% (Cost $143,697,379)		$180,878,066

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,160,159

NET ASSETS – 100.0%		$182,038,225

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is segregated as collateral for call options written.

(c)	All or a portion of security is on loan.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(f)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	1	12/17/2021	$46,890	$(1,531)

WRITTEN OPTIONS CONTRACTS — At September 30, 2021, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written options contracts:
Calls
EURO STOXX 50 Index	4,200	EUR	12/17/2021	833	$(33,720,506)	$(577,014)	$(1,063,216)	$486,202
FTSE 100 Index	7,100	GBP	12/17/2021	119	(8,432,840)	(313,466)	(274,561)	(38,905)
Nikkei 225 Index	30,250	JPY	12/10/2021	69	(2,032,233,540)	(393,683)	(605,854)	212,171

Total written options contracts				1,021		$(1,284,163)	$(1,943,631)	$659,468

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%
Automobiles & Components – 1.9%
436,408	Ford Motor Co.*	$ 6,179,537
488,818	General Motors Co.*	25,765,597
21,887	Gentex Corp.	721,833
16,231	Tesla, Inc.*	12,586,816

		45,253,783

Banks – 3.6%
55,895	Bancorp, Inc. (The)*	1,422,528
144,004	Cadence BanCorp	3,162,328
13,311	Cathay General Bancorp	550,942
3,676	Citigroup, Inc.	257,982
592,460	Citizens Financial Group, Inc.	27,833,771
11,346	East West Bancorp, Inc.	879,769
23,131	Essent Group Ltd.	1,017,995
40,192	First BanCorp	528,525
56,420	First Hawaiian, Inc.	1,655,927
49,865	First Horizon Corp.	812,301
32,891	Independent Bank Group, Inc.	2,336,577
19,845	International Bancshares Corp.	826,346
40,827	JPMorgan Chase & Co.	6,682,972
584,028	KeyCorp	12,626,685
80,240	MGIC Investment Corp.	1,200,390
10,646	National Bank Holdings Corp. Class A	430,950
5,054	PNC Financial Services Group, Inc. (The)	988,764
25,107	Popular, Inc.	1,950,061
28,824	Radian Group, Inc.	654,881
12,072	SVB Financial Group*	7,809,135
13,919	TriState Capital Holdings, Inc.*	294,387
39,488	Umpqua Holdings Corp.	799,632
20,899	Walker & Dunlop, Inc.	2,372,036
71,005	Western Alliance Bancorp	7,726,764

		84,821,648

Capital Goods – 3.6%
6,660	AECOM*	420,579
5,761	AGCO Corp.	705,895
29,484	AMETEK, Inc.	3,656,311
59,314	Atkore, Inc.*	5,155,573
32,308	Emerson Electric Co.	3,043,414
13,565	Fortive Corp.	957,282
28,728	H&E Equipment Services, Inc.	997,149
50,186	Hexcel Corp.*	2,980,546
6,443	Honeywell International, Inc.	1,367,720
97,597	Illinois Tool Works, Inc.	20,166,468
96,928	Johnson Controls International plc	6,598,858
28,381	Kennametal, Inc.	971,482
26,377	L3Harris Technologies, Inc.	5,809,270
12,408	Lockheed Martin Corp.	4,282,001
30,476	nVent Electric plc	985,289
51,181	Otis Worldwide Corp.	4,211,173
149,820	Raytheon Technologies Corp.	12,878,527
1,213	RBC Bearings, Inc.*	257,399
25,076	Rush Enterprises, Inc. Class A	1,132,432
30,166	Snap-on, Inc.	6,303,186
10,411	Stanley Black & Decker, Inc.	1,825,152

		84,705,706

Commercial & Professional Services – 1.3%
11,341	Cimpress plc*	984,739
29,156	Cintas Corp.	11,098,523

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
8,842	Clean Harbors, Inc.*	$ 918,418
71,280	CoStar Group, Inc.*	6,134,357
5,709	Forrester Research, Inc.*	281,225
6,609	Heidrick & Struggles International, Inc.	294,960
10,024	IAA, Inc.*	547,010
77,823	Korn Ferry	5,631,272
32,995	ManpowerGroup, Inc.	3,572,699

		29,463,203

Consumer Durables & Apparel – 0.4%
17,960	G-III Apparel Group Ltd.*	508,268
68,452	Levi Strauss & Co. Class A	1,677,758
29,150	Skechers USA, Inc. Class A*	1,227,798
9,087	TRI Pointe Group, Inc.*	191,009
12,109	Whirlpool Corp.	2,468,541
39,938	YETI Holdings, Inc.*	3,422,287

		9,495,661

Consumer Services – 2.9%
18,628	Chipotle Mexican Grill, Inc.*	33,856,763
7,996	Choice Hotels International, Inc.	1,010,454
33,403	Frontdoor, Inc.*	1,399,586
2,086	Graham Holdings Co. Class B	1,228,988
129,460	H&R Block, Inc.	3,236,500
142,560	International Game Technology plc*	3,752,179
182,224	Red Rock Resorts, Inc. Class A*	9,333,513
24,060	Terminix Global Holdings, Inc.*	1,002,580
53,280	Texas Roadhouse, Inc.	4,866,062
22,656	Travel + Leisure Co.	1,235,432
49,027	Yum China Holdings, Inc.	2,848,959
25,926	Yum! Brands, Inc.	3,171,009

		66,942,025

Diversified Financials – 7.2%
367,713	Ally Financial, Inc.	18,771,749
38,603	Berkshire Hathaway, Inc. Class B*	10,536,303
59,113	Capital One Financial Corp.	9,574,533
113,657	CME Group, Inc.	21,978,991
96,351	Discover Financial Services	11,836,720
19,961	Interactive Brokers Group, Inc. Class A	1,244,369
241,521	Jefferies Financial Group, Inc.	8,967,675
23,105	LPL Financial Holdings, Inc.	3,621,940
112,434	Morgan Stanley	10,940,952
70,228	Navient Corp.	1,385,598
57,466	S&P Global, Inc.	24,416,729
132,885	Santander Consumer USA Holdings, Inc.	5,541,304
130,364	Starwood Property Trust, Inc. (REIT)	3,182,185
316,003	Synchrony Financial	15,446,227
56,882	TPG RE Finance Trust, Inc. (REIT)	704,199
327,211	Voya Financial, Inc.	20,087,483

		168,236,957

Energy – 1.6%
8,224	Cactus, Inc. Class A	310,209
7,426	Core Laboratories NV	206,072
99,446	EOG Resources, Inc.	7,982,530

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
11,147	Exxon Mobil Corp.	$ 655,667
12,264	Hess Corp.	957,941
77,386	Matador Resources Co.	2,943,763
8,760	ONEOK, Inc.	507,992
134,863	Ovintiv, Inc.	4,434,296
33,190	Pioneer Natural Resources Co.	5,526,467
11,296	Renewable Energy Group, Inc.*	567,059
94,650	Schlumberger NV	2,805,426
103,628	Targa Resources Corp.	5,099,534
156,754	Williams Cos., Inc. (The)	4,066,199

		36,063,155

Food & Staples Retailing – 0.2%
3,528	Costco Wholesale Corp.	1,585,307
63,319	Walgreens Boots Alliance, Inc.	2,979,159

		4,564,466

Food, Beverage & Tobacco – 2.1%
2,422	Coca-Cola Consolidated, Inc.	954,704
7,580	Constellation Brands, Inc. Class A	1,597,030
51,135	Darling Ingredients, Inc.*	3,676,606
35,242	Lamb Weston Holdings, Inc.	2,162,802
9,833	Lancaster Colony Corp.	1,659,909
213,411	Monster Beverage Corp.*	18,957,299
159,106	Philip Morris International, Inc.	15,081,658
22,962	Sanderson Farms, Inc.	4,321,448

		48,411,456

Health Care Equipment & Services – 6.8%
3,020	Abbott Laboratories	356,753
730	Align Technology, Inc.*	485,764
5,526	AMN Healthcare Services, Inc.*	634,108
12,603	AngioDynamics, Inc.*	326,922
71,276	Anthem, Inc.	26,571,693
21,748	Cigna Corp.	4,353,080
44,402	Dentsply Sirona, Inc.	2,577,536
72,981	Edwards Lifesciences Corp.*	8,262,179
11,564	Encompass Health Corp.	867,762
137,014	HCA Healthcare, Inc.	33,256,038
49,786	Hologic, Inc.*	3,674,705
34,579	Humana, Inc.	13,456,418
14,459	IDEXX Laboratories, Inc.*	8,992,052
6,269	Molina Healthcare, Inc.*	1,700,842
117,334	Patterson Cos., Inc.	3,536,447
106,437	Select Medical Holdings Corp.	3,849,826
1,283	STERIS plc	262,091
47,957	UnitedHealth Group, Inc.	18,738,718
39,905	Universal Health Services, Inc. Class B	5,521,655
30,591	Varex Imaging Corp.*	862,666
46,257	West Pharmaceutical Services, Inc.	19,637,947

		157,925,202

Household & Personal Products – 0.1%
8,185	Procter & Gamble Co. (The)	1,144,263

Insurance – 3.2%
231,807	American Equity Investment Life Holding Co.	6,854,533
35,396	American Financial Group, Inc.	4,453,879
123,320	Arch Capital Group Ltd.*	4,708,358

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
80,386	Athene Holding Ltd. Class A*	$ 5,536,184
59,191	Brighthouse Financial, Inc.*	2,677,209
24,119	BRP Group, Inc. Class A*	802,921
18,632	Fidelity National Financial, Inc.	844,775
24,666	First American Financial Corp.	1,653,855
77,477	Globe Life, Inc.	6,897,777
9,425	Goosehead Insurance, Inc. Class A	1,435,333
86,943	Marsh & McLennan Cos., Inc.	13,165,778
209,677	Old Republic International Corp.	4,849,829
18,092	Primerica, Inc.	2,779,474
17,273	Reinsurance Group of America, Inc.	1,921,794
155,902	Stewart Information Services Corp.	9,862,361
69,160	Trupanion, Inc.*	5,371,657

		73,815,717

Materials – 3.0%
4,937	Air Products and Chemicals, Inc.	1,264,415
14,386	Alcoa Corp.*	704,051
37,395	Amcor plc	433,408
78,720	Avient Corp.	3,648,672
328,568	Axalta Coating Systems Ltd.*	9,590,900
47,477	CF Industries Holdings, Inc.	2,650,166
28,500	Corteva, Inc.	1,199,280
2,903	Crown Holdings, Inc.	292,564
8,601	Dow, Inc.	495,074
8,525	Eagle Materials, Inc.	1,118,139
71,308	Element Solutions, Inc.	1,545,957
4,681	Ingevity Corp.*	334,083
4,026	International Flavors & Fragrances, Inc.	538,357
133,281	Louisiana-Pacific Corp.	8,179,455
26,262	Mosaic Co. (The)	938,079
56,853	Olin Corp.	2,743,157
116,961	Sherwin-Williams Co. (The)	32,717,501
6,280	Southern Copper Corp.	352,559
34,799	Summit Materials, Inc. Class A*	1,112,524
44,490	SunCoke Energy, Inc.	279,397
28,984	Warrior Met Coal, Inc.	674,458

		70,812,196

Media & Entertainment – 8.5%
16,330	Alphabet, Inc. Class A*	43,658,582
15,750	Alphabet, Inc. Class C*	41,978,632
12,147	Cardlytics, Inc.*	1,019,619
47,665	Cinemark Holdings, Inc.*	915,645
94,443	Comcast Corp. Class A	5,282,197
119,060	Facebook, Inc. Class A*	40,407,773
16,983	IMAX Corp.*	322,337
17,336	Netflix, Inc.*	10,580,854
17,691	News Corp. Class A	416,269
40,540	Nexstar Media Group, Inc. Class A	6,160,458
344,173	Omnicom Group, Inc.	24,938,776
220,286	Pinterest, Inc. Class A*	11,223,572
77,266	PubMatic, Inc. Class A*(a)	2,035,959
15,013	Roku, Inc.*	4,704,324
10,295	Spotify Technology SA*	2,319,875
9,617	Thryv Holdings, Inc.*	288,895
38,420	Yelp, Inc.*	1,430,761

		197,684,528

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 8.3%
295,411	AbbVie, Inc.	$ 31,865,985
26,810	Apellis Pharmaceuticals, Inc.*	883,658
3,703	Arvinas, Inc.*	304,313
33,463	Biogen, Inc.*	9,469,694
27,949	Bruker Corp.	2,182,817
42,255	Editas Medicine, Inc.*	1,735,835
259,726	Horizon Therapeutics plc*	28,450,386
78,973	IQVIA Holdings, Inc.*	18,917,192
88,523	Johnson & Johnson	14,296,464
26,154	Merck & Co., Inc.	1,964,427
8,389	Mettler-Toledo International, Inc.*	11,554,673
14,150	Moderna, Inc.*	5,445,769
74,997	PerkinElmer, Inc.	12,996,230
128,361	Pfizer, Inc.	5,520,807
54,628	Prestige Consumer Healthcare, Inc.*	3,065,177
22,821	Regeneron Pharmaceuticals, Inc.*	13,810,813
8,738	Sage Therapeutics, Inc.*	387,181
3,494	Thermo Fisher Scientific, Inc.	1,996,227
6,486	Twist Bioscience Corp.*	693,807
29,286	uniQure NV*	937,445
1,149	Vertex Pharmaceuticals, Inc.*	208,417
15,927	Viatris, Inc.	215,811
133,313	Zoetis, Inc.	25,881,386
46,176	Zymeworks, Inc.*	1,340,951

		194,125,465

Real Estate – 5.2%
149,487	American Homes 4 Rent Class A (REIT)	5,698,611
21,275	Brixmor Property Group, Inc. (REIT)	470,390
66,497	Camden Property Trust (REIT)	9,806,313
18,849	CoreSite Realty Corp. (REIT)	2,611,341
5,732	CubeSmart (REIT)	277,715
257,053	Duke Realty Corp. (REIT)	12,305,127
345,029	Equity LifeStyle Properties, Inc. (REIT)	26,946,765
36,707	Extra Space Storage, Inc. (REIT)	6,166,409
181,466	First Industrial Realty Trust, Inc. (REIT)	9,450,749
241,694	Invitation Homes, Inc. (REIT)	9,264,131
2,070	Jones Lang LaSalle, Inc.*	513,546
12,030	Lamar Advertising Co. Class A (REIT)	1,364,804
29,850	Mid-America Apartment Communities, Inc. (REIT)	5,574,488
295,072	National Storage Affiliates Trust (REIT)	15,576,851
43,014	NexPoint Residential Trust, Inc. (REIT)	2,661,706
9,166	Prologis, Inc. (REIT)	1,149,691
1,888	PS Business Parks, Inc. (REIT)	295,925
21,458	Retail Opportunity Investments Corp. (REIT)	373,798
93,086	Rexford Industrial Realty, Inc. (REIT)	5,282,631
84,429	SITE Centers Corp. (REIT)	1,303,584
17,864	STORE Capital Corp. (REIT)	572,184
14,722	Terreno Realty Corp. (REIT)	930,872

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
45,708	Ventas, Inc. (REIT)	$ 2,523,539

		121,121,170

Retailing – 8.5%
86,339	Academy Sports & Outdoors, Inc.*	3,455,287
21,205	Amazon.com, Inc.*	69,659,273
1,486	Asbury Automotive Group, Inc.*	292,356
2,286	AutoZone, Inc.*	3,881,605
166,465	Bath & Body Works, Inc.	10,492,289
17,163	Buckle, Inc. (The)	679,483
61,470	Dick’s Sporting Goods, Inc.	7,362,262
363,386	eBay, Inc.	25,317,103
78,084	Groupon, Inc.*(a)	1,781,096
4,651	Home Depot, Inc. (The)	1,526,737
168,078	Kohl’s Corp.	7,914,793
91,859	Lowe’s Cos., Inc.	18,634,517
1,541	MercadoLibre, Inc.*	2,587,955
20,014	Murphy USA, Inc.	3,347,542
1,394	O’Reilly Automotive, Inc.*	851,818
8,426	Penske Automotive Group, Inc.	847,655
4,359	Signet Jewelers Ltd.	344,187
12,704	Stitch Fix, Inc. Class A*	507,525
149,794	Target Corp.	34,268,373
55,488	Victoria’s Secret & Co.*	3,066,267
7,731	Williams-Sonoma, Inc.	1,370,938

		198,189,061

Semiconductors & Semiconductor Equipment – 4.7%
218,165	Applied Materials, Inc.	28,084,380
14,174	Cohu, Inc.*	452,717
31,784	Intel Corp.	1,693,451
3,264	KLA Corp.	1,091,841
246,592	NVIDIA Corp.	51,083,999
46,974	NXP Semiconductors NV	9,200,797
73,788	ON Semiconductor Corp.*	3,377,277
13,204	Power Integrations, Inc.	1,307,064
11,970	QUALCOMM, Inc.	1,543,891
63,128	Texas Instruments, Inc.	12,133,833

		109,969,250

Software & Services – 16.4%
44,829	Adobe, Inc.*	25,808,952
20,528	Anaplan, Inc.*	1,249,950
18,021	Black Knight, Inc.*	1,297,512
17,268	Citrix Systems, Inc.	1,854,065
350,383	Cognizant Technology Solutions Corp. Class A	26,001,922
1,531	Concentrix Corp.*	270,987
5,091	Dolby Laboratories, Inc. Class A	448,008
6,134	EPAM Systems, Inc.*	3,499,324
69,797	ExlService Holdings, Inc.*	8,593,407
16,958	Fastly, Inc. Class A*	685,782
20,345	FireEye, Inc.*	362,141
87,481	Fortinet, Inc.*	25,547,951
84,121	Gartner, Inc.*	25,562,689
9,159	International Business Machines Corp.	1,272,460
55,527	Intuit, Inc.	29,957,372
457,815	Microsoft Corp.	129,067,205
14,153	MongoDB, Inc.*	6,673,281

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
37,008	Okta, Inc.*	$ 8,783,479
75,324	Oracle Corp.	6,562,980
6,494	Palo Alto Networks, Inc.*	3,110,626
166,869	PayPal Holdings, Inc.*	43,420,982
5,663	Perficient, Inc.*	655,209
11,453	Ping Identity Holding Corp.*	281,400
5,399	ServiceNow, Inc.*	3,359,636
10,855	SPS Commerce, Inc.*	1,751,020
1,609	Square, Inc. Class A*	385,903
14,865	Twilio, Inc. Class A*	4,742,678
4,947	VeriSign, Inc.*	1,014,184
9,615	Visa, Inc. Class A	2,141,741
27,322	Workday, Inc. Class A*	6,827,495
43,289	Zscaler, Inc.*	11,351,242

		382,541,583

Technology Hardware & Equipment – 5.9%
724,768	Apple, Inc.	102,554,672
1,620	Arista Networks, Inc.*	556,697
18,686	Jabil, Inc.	1,090,702
94,239	Keysight Technologies, Inc.*	15,482,525
6,866	Knowles Corp.*	128,669
48,330	NetApp, Inc.	4,338,101
14,927	NetScout Systems, Inc.*	402,283
31,194	Super Micro Computer, Inc.*	1,140,764
3,898	Teledyne Technologies, Inc.*	1,674,503
25,865	Vishay Intertechnology, Inc.	519,628
5,426	Vontier Corp.	182,313
177,915	Western Digital Corp.*	10,041,523

		138,112,380

Telecommunication Services – 0.0%
2,595	Cogent Communications Holdings, Inc.	183,830

Transportation – 1.6%
6,795	AMERCO	4,389,774
94,059	CSX Corp.	2,797,315
30,228	Genco Shipping & Trading Ltd.	608,489
3,209	GXO Logistics, Inc.*	251,714
18,420	Norfolk Southern Corp.	4,406,985
7,053	Old Dominion Freight Line, Inc.	2,017,017
36,542	Ryder System, Inc.	3,022,389
367,407	Safe Bulkers, Inc.*	1,899,494
61,767	Union Pacific Corp.	12,106,950
65,643	XPO Logistics, Inc.*	5,223,870

		36,723,997

Utilities – 0.5%
25,070	AES Corp. (The)	572,348
3,186	DTE Energy Co.	355,908
48,989	MDU Resources Group, Inc.	1,453,504
161,005	NRG Energy, Inc.	6,573,834
43,279	Public Service Enterprise Group, Inc.	2,635,691

		11,591,285

TOTAL COMMON STOCKS (Cost $1,185,180,003)		$2,271,897,987

Shares	Dividend Rate	Value

Investment Company(b) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,379,367	0.026%	$ 5,379,367
(Cost $5,379,367)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,190,559,370)		$2,277,277,354

Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
479,375	0.026%	$ 479,375
(Cost $479,375)

TOTAL INVESTMENTS – 97.7% (Cost $1,191,038,745)		$2,277,756,729

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		53,697,263

NET ASSETS – 100.0%		$2,331,453,992

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	31	12/17/2021	$3,411,240	$(2,322)
S&P 500 E-Mini Index	162	12/17/2021	34,811,775	(36,550)

Total Futures Contracts				$(38,872)

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Australia – 10.7%
64,696	ASX Ltd. (Diversified Financials)	$ 3,735,272
366,793	Australia & New Zealand Banking Group Ltd. (Banks)	7,366,140
317,850	BHP Group plc (Materials)	8,008,021
16,188	Brambles Ltd. (Commercial & Professional Services)	124,477
167,225	Commonwealth Bank of Australia (Banks)	12,409,826
44,652	Domino’s Pizza Enterprises Ltd. (Consumer Services)	5,107,222
429,493	Fortescue Metals Group Ltd. (Materials)	4,574,967
269,613	Glencore plc (Materials)*	1,268,288
358,204	Goodman Group (REIT)	5,511,715
297,507	Harvey Norman Holdings Ltd. (Retailing)	1,066,854
114,614	Mineral Resources Ltd. (Materials)	3,637,404
122,506	Rio Tinto plc ADR (Materials)(a)(b)	8,185,851
10,703	Sonic Healthcare Ltd. (Health Care Equipment & Services)	309,308
1,896,064	Telstra Corp. Ltd. (Telecommunication Services)	5,312,961
383,399	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	3,380,807
126,387	Washington H Soul Pattinson & Co. Ltd. (Energy)	3,512,426
177,028	Wesfarmers Ltd. (Retailing)	7,041,009
101,365	Woolworths Group Ltd. (Food & Staples Retailing)	2,847,168

		83,399,716

Belgium – 0.5%
10,088	Bekaert SA (Materials)	419,680
14,673	D’ieteren Group (Retailing)	2,153,093
3,213	Gimv NV (Diversified Financials)	205,066
25,294	Warehouses De Pauw CVA (REIT)	1,024,874

		3,802,713

China – 0.8%
942,600	Chow Tai Fook Jewellery Group Ltd. (Retailing)	1,792,627
168,100	ENN Energy Holdings Ltd. (Utilities)	2,772,555
251,000	SITC International Holdings Co. Ltd. (Transportation)	893,155
486,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	903,626

		6,361,963

Denmark – 2.8%
1,175	AP Moller - Maersk A/S Class A (Transportation)	3,028,021
287	AP Moller - Maersk A/S Class B (Transportation)	776,935

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
153,680	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 14,813,150
10,594	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(c)	209,083
69,020	Vestas Wind Systems A/S (Capital Goods)	2,768,325

		21,595,514

Finland – 1.8%
151,573	Kesko OYJ Class B (Food & Staples Retailing)	5,228,269
110,809	Neste OYJ (Energy)	6,250,996
178,161	Nokia OYJ (Technology Hardware & Equipment)*	982,612
56,671	Tokmanni Group Corp. (Retailing)	1,382,481

		13,844,358

France – 8.6%
24,993	Arkema SA (Materials)	3,295,750
269,789	AXA SA (Insurance)	7,476,730
35,442	BNP Paribas SA (Banks)	2,267,604
29,031	Bouygues SA (Capital Goods)	1,200,937
4,992	Christian Dior SE (Consumer Durables & Apparel)	3,589,047
90,862	Cie de Saint-Gobain (Capital Goods)	6,114,744
29,254	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	4,485,822
219,937	Credit Agricole SA (Banks)	3,023,132
301,723	Electricite de France SA (Utilities)	3,791,497
10,691	Gecina SA (REIT)	1,438,328
127	Hermes International (Consumer Durables & Apparel)	175,226
52,292	Legrand SA (Capital Goods)	5,603,071
15,986	L’Oreal SA (Household & Personal Products)	6,615,071
1,916	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	1,372,362
4,822	Nexity SA (Real Estate)	229,296
39,778	Publicis Groupe SA (Media & Entertainment)	2,672,199
38,375	Rexel SA (Capital Goods)*	739,414
14,043	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	7,847,297
52,765	Societe Generale SA (Banks)	1,652,329
7,145	Teleperformance (Commercial & Professional Services)	2,810,378
2,686	Trigano SA (Automobiles & Components)	503,598

		66,903,832

Germany – 6.0%
24,189	BASF SE (Materials)	1,833,775

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
43,176	Brenntag SE (Capital Goods)	$ 4,010,821
20,925	Daimler AG (Registered) (Automobiles & Components)	1,846,248
154,330	Deutsche Post AG (Registered) (Transportation)	9,678,006
11,188	Deutsche Telekom AG (Registered) (Telecommunication Services)	224,366
33,480	DWS Group GmbH & Co. KGaA (Diversified Financials)(c)	1,406,294
325,030	E.ON SE (Utilities)	3,967,220
1,171	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	114,579
24,549	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(d)	2,270,993
32,072	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	6,941,656
46,652	Siemens AG (Registered) (Capital Goods)	7,629,983
30,859	Volkswagen AG (Preference) (Automobiles & Components)(d)	6,878,551

		46,802,492

Hong Kong – 0.3%
215,500	Sun Hung Kai Properties Ltd. (Real Estate)	2,690,807

Ireland – 0.1%
15,867	Smurfit Kappa Group plc (Materials)	824,087

Israel – 0.5%
190,911	Plus500 Ltd. (Diversified Financials)	3,575,545

Italy – 2.0%
128,752	Azimut Holding SpA (Diversified Financials)	3,526,972
34,834	Banca Generali SpA (Diversified Financials)*	1,522,435
93,386	Banca Mediolanum SpA (Diversified Financials)	1,005,589
58,892	Enel SpA (Utilities)	452,009
539,535	Intesa Sanpaolo SpA (Banks)	1,527,416
83,698	Poste Italiane SpA (Insurance)(c)	1,149,333
182,792	Prysmian SpA (Capital Goods)	6,384,654

		15,568,408

Japan – 26.3%
21,700	Aeon Co. Ltd. (Food & Staples Retailing)	570,493
6,500	AGC, Inc. (Capital Goods)	334,960
475,600	Amada Co. Ltd. (Capital Goods)	4,905,851
18,100	Aozora Bank Ltd. (Banks)	442,610

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
20,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 337,411
31,600	Autobacs Seven Co. Ltd. (Retailing)	419,732
11,100	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	183,773
42,800	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	196,098
177,300	Concordia Financial Group Ltd. (Banks)	697,945
177,700	Daiwa House Industry Co. Ltd. (Real Estate)	5,923,631
542,800	Daiwa Securities Group, Inc. (Diversified Financials)	3,163,841
136,900	Dentsu Group, Inc. (Media & Entertainment)	5,267,192
2,800	Disco Corp. (Semiconductors & Semiconductor Equipment)	784,246
5,800	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	91,639
16,200	DTS Corp. (Software & Services)	372,320
8,600	Eagle Industry Co. Ltd. (Automobiles & Components)	95,060
38,000	Ebara Corp. (Capital Goods)	1,868,959
49,100	Fujitsu Ltd. (Software & Services)	8,872,893
55,500	Hitachi Ltd. (Capital Goods)	3,283,419
40,000	Hoya Corp. (Health Care Equipment & Services)	6,240,753
27,300	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	702,203
96,200	Isuzu Motors Ltd. (Automobiles & Components)	1,251,583
15,700	Izumi Co. Ltd. (Retailing)	522,341
67,500	JFE Holdings, Inc. (Materials)	1,012,248
342,400	JVCKenwood Corp. (Consumer Durables & Apparel)	641,499
12,000	Kaneka Corp. (Materials)	501,218
11,500	Kansai Electric Power Co., Inc. (The) (Utilities)	111,437
102,300	Kao Corp. (Household & Personal Products)	6,088,242
17,700	Kawasaki Kisen Kaisha Ltd. (Transportation)*	955,466
14,700	KDDI Corp. (Telecommunication Services)	483,970
7,000	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	332,271
67,200	Konami Holdings Corp. (Media & Entertainment)	4,212,044
10,300	Lintec Corp. (Materials)	235,251
50,300	Lixil Corp. (Capital Goods)	1,457,865
441,400	Marubeni Corp. (Capital Goods)	3,651,801
86,100	Marui Group Co. Ltd. (Retailing)	1,662,034

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
65,600	Mazda Motor Corp. (Automobiles & Components)*	$ 567,698
89,500	Mitsubishi Gas Chemical Co., Inc. (Materials)	1,764,906
268,000	Mitsubishi HC Capital, Inc. (Diversified Financials)	1,401,343
13,300	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	346,837
294,300	Mitsui & Co. Ltd. (Capital Goods)	6,435,455
19,700	Mitsui Chemicals, Inc. (Materials)	658,157
96,200	Mitsui OSK Lines Ltd. (Transportation)	6,455,735
28,700	Mizuno Corp. (Consumer Durables & Apparel)	682,691
101,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	3,388,155
93,700	NEC Corp. (Software & Services)	5,077,698
59,400	NGK Insulators Ltd. (Capital Goods)	1,006,898
147,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	2,290,253
21,200	Nippon Shokubai Co. Ltd. (Materials)	1,090,324
141,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,906,993
95,000	Nippon Yusen KK (Transportation)	7,118,197
75,100	Nitto Denko Corp. (Materials)	5,346,112
71,400	NOK Corp. (Automobiles & Components)	836,397
1,139,000	Nomura Holdings, Inc. (Diversified Financials)	5,615,162
194,200	Nomura Research Institute Ltd. (Software & Services)	7,138,154
3,400	NS United Kaiun Kaisha Ltd. (Transportation)	124,257
260,800	NTT Data Corp. (Software & Services)	5,042,369
76,400	Oji Holdings Corp. (Materials)	384,959
10,700	OKUMA Corp. (Capital Goods)	515,477
68,400	Olympus Corp. (Health Care Equipment & Services)	1,497,138
25,200	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	502,471
1,600	Qol Holdings Co. Ltd. (Food & Staples Retailing)	21,647
43,500	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,102,165
4,500	San-A Co. Ltd. (Food & Staples Retailing)	160,512
14,700	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	206,742
265,400	Sekisui House Ltd. (Consumer Durables & Apparel)	5,557,731

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
61,600	Shikoku Electric Power Co., Inc. (Utilities)	$ 426,939
14,800	Shin-Etsu Polymer Co. Ltd. (Materials)	138,274
4,700	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	155,678
87,900	SoftBank Group Corp. (Telecommunication Services)	5,079,327
5,700	Starts Corp., Inc. (Real Estate)	135,632
7,900	Subaru Corp. (Automobiles & Components)	145,990
313,900	Sumitomo Corp. (Capital Goods)	4,421,888
57,700	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,031,332
244,600	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	4,645,803
43,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,533,820
36,300	Sumitomo Realty & Development Co. Ltd. (Real Estate)	1,326,807
10,800	Sun Frontier Fudousan Co. Ltd. (Real Estate)	107,753
85,300	Suntory Beverage & Food Ltd. (Food, Beverage & Tobacco)	3,536,142
174,600	TIS, Inc. (Software & Services)	4,765,549
127,900	Tokio Marine Holdings, Inc. (Insurance)	6,856,080
20,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	9,100,642
19,700	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	808,524
269,200	Tosoh Corp. (Materials)	4,878,371
27,000	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	1,537,452
31,300	USS Co. Ltd. (Retailing)	532,799
21,800	Wacoal Holdings Corp. (Consumer Durables & Apparel)	462,033
197,300	Yamaha Motor Co. Ltd. (Automobiles & Components)	5,492,802
57,200	Yellow Hat Ltd. (Retailing)	997,782

		205,234,351

Luxembourg – 0.8%
51,680	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	6,635,273

Netherlands – 8.6%
20,640	ASM International NV (Semiconductors & Semiconductor Equipment)	8,083,004

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
17,088	ASML Holding NV (Semiconductors & Semiconductor Equipment)	$ 12,765,735
80,092	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	6,371,764
91,568	ING Groep NV (Banks)	1,331,262
174,588	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	5,813,455
35,830	Koninklijke DSM NV (Materials)	7,165,143
3,876	OCI NV (Materials)*	114,511
12,965	Randstad NV (Commercial & Professional Services)	872,896
372,640	Royal Dutch Shell plc Class A (Energy)	8,326,894
96,518	Royal Dutch Shell plc Class B ADR (Energy)	4,272,852
33,249	Signify NV (Capital Goods)(c)	1,664,333
69,348	Universal Music Group NV (Media & Entertainment)*	1,856,811
81,939	Wolters Kluwer NV (Commercial & Professional Services)	8,685,248

		67,323,908

New Zealand – 0.4%
27,359	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	601,780
25,463	Xero Ltd. (Software & Services)*	2,498,647

		3,100,427

Norway – 2.1%
87,240	Aker BP ASA (Energy)	2,827,732
194,177	DNB Bank ASA (Banks)	4,414,554
14,300	Equinor ASA (Energy)	363,661
229,326	Europris ASA (Retailing)(c)	1,518,533
14,503	Kid ASA (Retailing)(c)	188,136
698,010	Norsk Hydro ASA (Materials)	5,209,942
54,860	Orkla ASA (Food, Beverage & Tobacco)	503,516
55,750	SpareBank 1 SMN (Banks)	827,792
41,416	SpareBank 1 SR-Bank ASA (Banks)	574,045

		16,427,911

Singapore – 1.0%
350,733	DBS Group Holdings Ltd. (Banks)	7,771,760

South Africa – 0.9%
191,469	Anglo American plc (Materials)	6,710,731

Spain – 1.4%
565,109	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,730,065
844,515	Banco Santander SA (Banks)	3,059,143
315,636	Bankinter SA (Banks)	1,846,830
39,305	EDP Renovaveis SA (Utilities)	975,230
40,630	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	80,150

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
14,643	Viscofan SA (Food, Beverage & Tobacco)	$ 959,185

		10,650,603

Sweden – 2.8%
148,381	Boliden AB (Materials)*	4,751,225
11,225	Evolution AB (Consumer Services)(c)	1,699,907
92,828	Getinge AB Class B (Health Care Equipment & Services)	3,700,864
119,326	Kinnevik AB Class B (Diversified Financials)*	4,194,816
27,702	Lundin Energy AB (Energy)	1,028,331
712,340	Swedish Match AB (Food, Beverage & Tobacco)	6,237,776

		21,612,919

Switzerland – 10.2%
10	Chocoladefabriken Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco)	1,179,248
8,701	Kuehne + Nagel International AG (Registered) (Transportation)	2,970,532
11,268	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	8,452,237
63,607	Nestle SA (Registered) (Food, Beverage & Tobacco)	7,664,012
11,894	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	975,299
49,106	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	17,922,216
20,488	Sonova Holding AG (Registered) (Health Care Equipment & Services)	7,742,584
185,782	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	8,103,755
13,378	Swatch Group AG (The) (Consumer Durables & Apparel)	3,490,076
9,401	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,324,574
503,453	UBS Group AG (Registered) (Diversified Financials)	8,035,923
18,651	Zurich Insurance Group AG (Insurance)	7,626,774

		79,487,230

United Kingdom – 5.6%
1,722	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	103,423
1,309,916	Aviva plc (Insurance)	6,942,392

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
152,511	Barratt Developments plc (Consumer Durables & Apparel)	$ 1,348,165
21,205	BP plc ADR (Energy)	579,533
233,392	British American Tobacco plc (Food, Beverage & Tobacco)	8,158,108
7,821	Clarkson plc (Transportation)	400,445
95,501	CNH Industrial NV (Capital Goods)	1,605,282
194,685	Experian plc (Commercial & Professional Services)	8,155,382
1,793	Games Workshop Group plc (Consumer Durables & Apparel)	248,112
62,399	Halma plc (Technology Hardware & Equipment)	2,380,118
60,061	IG Group Holdings plc (Diversified Financials)	649,033
1,450,060	ITV plc (Media & Entertainment)*	2,073,835
270,098	JD Sports Fashion plc (Retailing)	3,795,820
761,626	Man Group plc (Diversified Financials)	2,096,557
5,852	Morgan Sindall Group plc (Capital Goods)	188,057
22,740	National Grid plc (Utilities)	270,963
73,739	Paragon Banking Group plc (Banks)	541,987
65,890	Persimmon plc (Consumer Durables & Apparel)	2,356,552
71,708	Phoenix Group Holdings plc (Insurance)	619,931
42,300	Segro plc (REIT)	679,500
12,016	Unilever plc (Household & Personal Products)	650,527
293	Vistry Group plc (Consumer Durables & Apparel)	4,824

		43,848,546

United States – 3.0%
35,211	Ferguson plc (Capital Goods)	4,888,057
8,544	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	443,284
68,853	Schneider Electric SE (Capital Goods)	11,467,745
340,594	Stellantis NV (Automobiles & Components)	6,481,891

		23,280,977

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $541,577,293)		$757,454,071

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,054,525	0.026%	$ 7,054,525
(Cost $7,054,525)

TOTAL INVESTMENTS – 98.1% (Cost $548,631,818)		$764,508,596

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		15,083,559

NET ASSETS – 100.0%		$779,592,155

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	80	12/17/2021	$3,751,201	$(122,441)
FTSE 100 Index	14	12/17/2021	1,334,317	3,038
Hang Seng Index	2	10/28/2021	315,030	2,847
MSCI Singapore Index	4	10/28/2021	104,139	(1,378)
SPI 200 Index	4	12/16/2021	527,247	(5,508)
TOPIX Index	10	12/09/2021	1,824,431	(24,052)

Total Futures Contracts				$(147,494)

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2021:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$26,212,644	$—	$—
North America	2,857,070,083	—	—
South America	17,030,927	—	—
Investment Company	33,137,656	—	—
Securities Lending Reinvestment Vehicle	1,327,200	—	—

Total	$2,934,778,510	$—	$—

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts(b)	$(594,615)	$—	$—
Written Options Contracts	(14,130,860)	—	—

Total	$(14,725,475)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$70	$—
Asia	140,142	52,559,834	—
Australia and Oceania	2,531,276	14,509,611	—
Europe	10,935,646	96,429,217	—
North America	—	2,497,451	—
South America	—	299,694	—
Securities Lending Reinvestment Vehicle	975,125	—	—

Total	$14,582,189	$166,295,877	$—

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures Contracts(b)	$(1,531)	$—	$—
Written Options Contracts	(1,284,163)	—	—

Total	$(1,285,694)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,049,756	$—	$—
Europe	3,821,678	—	—
North America	2,253,086,039	—	—
South America	2,940,514	—	—
Investment Company	5,379,367	—	—
Securities Lending Reinvestment Vehicle	479,375	—	—

Total	$2,277,756,729	$—	$—

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)
Futures Contracts	$(38,872)	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$6,710,731	$—
Asia	3,575,545	222,058,881	—
Australia and Oceania	8,185,851	78,314,292	—
Europe	31,526,197	383,801,597	—
North America	443,284	22,837,693	—
Securities Lending Reinvestment Vehicle	7,054,525	—	—

Total	$50,785,402	$713,723,194	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$5,885	$—	$—

Liabilities(b)
Futures Contracts	$(153,379)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.